Tax expense/(benefit) - Disclosure of reconciliation between theoretical income taxes and income taxes recognised (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Expenses [Abstract]
Income tax rate	25.80%	25.80%	25.80%
Profit/(loss) before tax	€ (26,605)	€ 4,032	€ 22,418
Theoretical income taxes	(6,864)	1,040	5,784
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	457	8	(407)
Recognition and utilization of previously unrecognized deferred tax assets	(180)	(2,512)	(740)
Deferred tax assets not recognized and write-downs	2,012	442	0
Permanent differences	436	(5)	(470)
Tax credits	(408)	(531)	(299)
Withholding tax	38	57	44
Other differences	236	13	(119)
Total Tax expense/(benefit)	€ (4,273)	€ (1,488)	€ 3,793
Effective tax rate	16.10%	(36.90%)	16.90%